Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 883,962	$ 2,124,795
Accounts receivable	1,877,743	48,842
Grants receivable	804,152	69,391
Inventory	2,206,570
Other current assets	157,621	132,453
Notes receivable - related party		106,062
Total Current Assets	5,930,048	2,481,543
Property, plant and equipment, net	3,569,832	69,354
Investments	112,072	148,860
Intangible assets, net	10,739,492	9,712,090
Total Assets	20,351,444	12,411,847
Current Liabilities
Accounts payable	2,575,399	277,649
Accrued liabilities	503,751	113,019
Current portion of long-term debt, net of original discount	866,479	51,284
Advance grant payments	935,817	400,669
Deferred liabilities	174,230	12,401
Due to related party		81,008
Accrued interest	78,049
Accrued interest payable - stockholders		2,193
Total Current Liabilities	5,133,725	938,223
Long-term Debt, net of original discount	3,348,730	141,419
Notes payable - stockholders		10,000
Total Liabilities	8,482,455	1,089,642
Stockholders' Equity
Common Stock - 75,000,000 shares authorized, $.001 par value; 27,591,441 and 21,711,953 issued and outstanding at December 31, 2017 and December 31, 2016, respectively	27,591	21,712
Additional paid-in capital	15,497,986	9,759,560
Equity instruments to be issued	65,839	3,070,000
Accumulated deficit	(3,743,438)	(1,565,797)
Accumulated other comprehensive income	21,011	36,730
Total Stockholders' Equity	11,868,989	11,322,205
Total Liabilities and Stockholders' Equity	$ 20,351,444	$ 12,411,847